Income Taxes (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Provision for Income Taxes
Operating loss carry-forward	$ 160,154,000		$ 160,154,000		$ 156,586,000	147,086,000
Net operating loss carry-forwards expiration					Dec. 31, 2021
Federal And State [Member]
Operating Loss Carryforwards [Line Items]
Provision for Income Taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0